As filed with the Securities and Exchange Commission on May 16, 2008

Registration No. 333-148285

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14/A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.	☒	Post-Effective Amendment No.	1

(Check appropriate box or boxes)

Old Mutual Funds II

(Exact Name of Registrant as Specified in Charter)

720-200-7600

(Area Code and Telephone Number)

4643 South Ulster Street, Suite 600

Denver, Colorado 80237

(Address of Principal Executive Offices)

Julian F. Sluyters

4643 South Ulster Street, Suite 600

Denver, Colorado 80237

(Name and Address of Agent for Service)

Copies to:

John N. Ake, Esq.	Andra C. Ozols, Esq.
Stradley Ronon Stevens & Young, LLP	Old Mutual Capital, Inc.
2600 One Commerce Square	4643 South Ulster Street, Suite 600
Philadelphia, PA 19103	Denver, CO 80237
(215) 564-8082	(720) 200-7600

This Post-Effective Amendment consists of the following:

(1)	Facing sheet of the Registration Statement
(2)	Part C to the Registration Statement (including signature page)
(3)	Exhibits 11 and 12 to the Registration Statement

This Post-Effective Amendment No. 1 is being filed solely to file the legal and tax opinions as Exhibits 11 and 12, respectively, to this Registration Statement on Form N-14/A.

Incorporation by reference of Parts A and B

The Registrant hereby incorporates by reference into this filing the Proxy Statement and Prospectus and related proxy materials included as Part A of Pre-Effective Amendment No. 1 (“Amendment No. 1”) to this Registration Statement on Form N-14 filed with the Securities and Exchange Commission on January 22, 2008, and also incorporates by reference into this filing the Statement of Additional Information included as Part B of said Amendment No. 1.

PART C: OTHER INFORMATION

Item 15.	Indemnification

The Agreement and Declaration of Trust of the Registrant includes the following:

ARTICLE VIII

LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 8.1.      Limitation of Liability. A Trustee or officer, when acting in such capacity, shall not be personally liable to any person for any act, omission or obligation of the Trust or any Trustee or officer; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust.

Section 8.2.      Indemnification of Covered Persons. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act, the Bylaws and other applicable law.

Section 8.3.      Indemnification of Shareholders. In case any Shareholder or former Shareholder of the Trust shall be held to be personally liable solely by reason of his being or having been a Shareholder of the Trust or any Portfolio or Class and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable Portfolio, to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Trust, on behalf of the affected Portfolio, shall upon request by the Shareholder, assume the defense of any such claim made against the Shareholder for any act or obligation of that Portfolio.

The Bylaws of the Registrant include the following:

ARTICLE VIII

INDEMNIFICATION

Section 1.         Indemnification. For the purpose of this Section 1, “Trust” includes any domestic or foreign predecessor entity of this Trust in a merger, consolidation, or other transaction in which the predecessor’s existence ceased upon consummation of the transaction; “proceeding” means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative; and “expenses” includes without limitation attorney’s fees and any expenses of establishing a right to indemnification under this Section 1.

(a)        The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was a Covered Person, against expenses, judgments, fines and amounts paid in settlements actually and reasonably incurred by such person in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as a Covered Person, that his conduct was in the Trust’s best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust’s best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe that his conduct was unlawful. The termination of any proceeding by judgment, order or settlement shall not, of itself, create a presumption that the person did not meet the requisite standard of conduct set forth in this Section 1. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person did not meet the requisite standard of conduct set forth in this Section 1.

(b)       The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that person is or was a Covered Person, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of such action or suit if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

(c)        Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Covered Person’s office with the Trust.

Section 2.         Advance Payments of Indemnifiable Expenses. To the maximum extent permitted by law, the Trust or applicable Portfolio may advance to a Covered Person, in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding, expenses for which the Covered Person would ultimately be entitled to indemnification; provided that the Trust or applicable Portfolio has received an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Portfolio if it is ultimately determined that he is not entitled to indemnification for such expenses, and further provided that (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust nor parties to the matter, or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification for such expenses.

Item 16.	Exhibits

(1)	Amended and Restated Agreement and Declaration of Trust. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.
(a)	First Amendment to Amended and Restated Agreement and Declaration of Trust, as amended August 2, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.
(i)	Amended Schedule A to Agreement and Declaration of Trust, as amended August 2, 2007 and Effective September 21, 2007.

Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(ii)	Amended Schedule A to Agreement and Declaration of Trust, as amended October 18, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.
(b)	Second Amendment to Amended and Restated Agreement and Declaration of Trust, as amended effective November 19, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.
(2)	Amended and Restated Bylaws. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.
(a)	Amendment No. 1 To Amended and Restated Bylaws. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.
(3)	Voting Trust Agreement – none.
(4)

(a)           A copy of the Plan of Reorganization to be adopted in connection with the reorganization of Old Mutual Large Cap Growth Fund with Old Mutual Large Cap Growth Concentrated Fund is attached as Appendix I to the combined proxy statement and prospectus related to such reorganization and incorporated by reference to Old Mutual Funds II’s Registration Statement on Form N-14 filed December 21, 2007.

(b)

A copy of the Plan of Reorganization to be adopted in connection with the reorganization of Old Mutual Large Cap Fund with Old Mutual Focused Fund is attached as Appendix I to the combined proxy statement and prospectus related to such reorganization and incorporated by reference to Old Mutual Funds II’s Registration Statement on Form N-14 filed December 21, 2007.

(5)	Instruments Defining Rights of Security Holders.
(a)	Articles II, VI, VII and IX of the Amended and Restated Agreement and Declaration of Trust. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.
(b)	Article IV of the Amended and Restated Bylaws. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.
(6)	Investment Advisory Agreement.
(a)	Management Agreement by and between the Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(i)	Amendment to Management Agreement between Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 92 filed December 21, 2006.
(b)

Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Large Cap Fund, Old Mutual Mid-Cap Fund, Old Mutual Small Cap Fund, Old Mutual Focused Fund and Old Mutual Strategic Small Company Fund of the Registrant, Old Mutual Capital, Inc. and Liberty Ridge Capital, Inc. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(c)

Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Growth Fund, Old Mutual Large Cap Growth Fund, Old Mutual Large Cap Growth Concentrated Fund and Old Mutual Select Growth Fund of the Registrant, Old Mutual Capital, Inc. and Turner Investment Partners, Inc. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(d)

Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Select Growth Fund, the Old Mutual Large Cap Growth Fund and the Old Mutual Large Cap Growth Concentrated Fund of the Registrant, Old Mutual Capital, Inc. and Ashfield Capital Partners, LLC. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(7)	Distribution Agreement.
(a)	Executed Distribution Agreement dated July 8, 2004 by and between the Registrant and Old Mutual Investment Partners. Incorporated herein by reference to PEA No. 77 filed on October 19, 2004.
(b)	Second Amendment to the Distribution Agreement dated July 8, 2004, as amended November 1, 2006. Incorporated herein by reference to PEA No. 92 filed December 21, 2006.
(c)	Third Amendment to the Distribution Agreement dated July 8, 2004, as amended June 4, 2007. Incorporated herein by reference to PEA No. 96 filed on June 4, 2007.
(d)	Fourth Amendment to the Distribution Agreement dated July 8, 2004, as amended November 19, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.
(8)	Not Applicable.
(9)

Custodian Agreement. Custodian Agreement between the Registrant and Wachovia Bank, NA (predecessor to U.S. Bank, National Association). Incorporated herein by reference to PEA No. 54 filed on March 8, 2002.

(a)	Schedule C dated July 14, 2003 to Custodian Agreement between the Registrant and Wachovia Bank, N.A. (predecessor to U.S. Bank, National

Association) Incorporated herein by reference to PEA No. 61 filed on July 30, 2003.

(b)

Amendment dated October 5, 2006 to Custodian Agreement and Schedule C to Custodian Agreement between the Registrant and U.S. Bank N.A. Incorporated herein by reference to PEA No. 90 filed on October 18, 2006.

(c)	Amendment dated March 14, 2007 to Custodian Agreement and Schedule C to Custodian Agreement between Registrant and U.S. Bank N.A. Incorporated herein by reference to PEA No. 96 filed on June 4, 2007.
(d)

Custody Agreement, entered into as of November 1, 2007 with effective dates as indicated on Schedule II thereto, by and between the Registrant and The Bank of New York. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(e)

Foreign Custody Manager Agreement, entered into as of November 1, 2007 with an effective date of December 10, 2007, by and between the Registrant and The Bank of New York. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(10)	Plan under Rule 12b-1 and Rule 18f-3 Multiple Class Plan.
(a)	Plan under Rule 12b-1 with respect to the Advisor Class Shares. Incorporated herein by reference to PEA No. 53 filed January 11, 2002.
(i)	Amendment to Schedule A of Plan under Rule 12b-1 with respect to the Advisor Class Shares. Incorporated herein by reference to PEA No. 61 filed on July 30, 2003.
(b)	Distribution Plan under Rule 12b-1 with respect to the Class A Shares. Incorporated herein by reference to PEA No. 63 filed on August 1, 2003.
(i)	Amendment dated May 9, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to the Class A Shares. Incorporated herein by reference to PEA No. 94 filed on May 14, 2007.
(ii)	Amendment dated June 4, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to Class A shares. Incorporated herein by reference to PEA No. 96 filed on June 4, 2007.
(c)	Distribution Plan under Rule 12b-1 with respect to the Class C Shares. Incorporated herein by reference to PEA No. 63 filed on August 1, 2003.
(i)	Amendment dated May 9, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to the Class C Shares. Incorporated herein by reference to PEA No. 94 filed on May 14, 2007.

(ii)	Amendment dated June 4, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to Class C shares. Incorporated herein by reference to PEA No. 96 filed on June 4, 2007.
(d)	Distribution Plan under Rule 12b-1 with respect to the Class R Shares. Incorporated herein by reference to PEA No. 92 filed December 21, 2006.
(i)	Amendment dated May 9, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to the Class R Shares. Incorporated herein by reference to PEA No. 94 filed on May 14, 2007.
(ii)	Amendment dated November 19, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to Class R Shares. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.
(e)	Service Plan under Rule 12b-1 with respect to the Class R Shares. Incorporated herein by reference to PEA No. 92 filed December 21, 2006.
(i)	Amendment dated May 9, 2007 to Schedule A of Service Plan under Rule 12b-1 with respect to Class R shares. Incorporated herein by reference to PEA No. 94 filed on May 14, 2007.
(ii)	Amendment dated November 19, 2007 to Schedule A of Service Plan under Rule 12b-1 with respect to Class R shares. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.
(f)

Service Plan under Rule 12b-1 with respect to Class A and Class C Shares of the Old Mutual TS&W Mid-Cap Fund and the Old Mutual Cash Reserves Fund. Incorporated herein by reference to PEA No. 94 filed on May 14, 2007.

(g)	Rule 18f-3 Multiple Class Plan dated July 30, 2003. Incorporated herein by reference to PEA No. 94 filed on May 14, 2007.
(i)	Amendment to Rule 18f-3 Multiple Class Plan dated July 30, 2003, as amended April 23, 2007. Incorporated herein by reference to PEA No. 96 filed on June 4, 2007.
(ii)	Amendment to Rule 18f-3 Multiple Class Plan dated July 30, 2003, as amended November 19, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.
(11)	Opinions of Ballard Spahr Andrews & Ingersoll, LLP, regarding validity of shares to be issued and related consents are filed herewith as Exhibit 11.

(12)	Opinions of Ballard Spahr Andrews & Ingersoll, LLP, regarding certain tax matters and related consents related to the reorganizations are filed herewith as Exhibit 12.
(13)	Other Material Contracts.
(a)

Executed Administrative Services Agreement dated January 25, 2001 by and between the Registrant and PBHG Fund Services (now known as Old Mutual Fund Services). Incorporated herein by reference to PEA No. 53 filed January 11, 2002.

(i)	Schedule A dated October 29, 2001 to the Administrative Services Agreement dated January 25, 2001. Incorporated herein by reference to PEA No. 55 filed on July 26, 2002.
(ii)	Schedule A dated July 14, 2003 to the Administrative Services Agreement dated January 25, 2001. Incorporated herein by reference to PEA No. 61 filed on July 30, 2003.
(iii)

Amendment to Administrative Services Agreement dated October 1, 2004 by and between the Registrant and Old Mutual Fund Services (formerly known as PBHG Fund Services). Incorporated herein by reference to PEA No. 77 filed on October 19, 2004.

(b)

Assignment and Assumption Agreement to Administrative Services Agreement dated December 31, 2005 by and between Old Mutual Advisor Funds II, Old Mutual Fund Services, and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 89 filed on August 21, 2006.

(c)

Sub-Administrative Services Agreement dated January 1, 2001 by and between PBHG Fund Services and SEI Fund Resources (now known as SEI Investments Mutual Funds Services). Incorporated herein by reference to PEA No. 47 filed May 8, 2001.

(i)	Schedule A dated October 29, 2001 to the Sub-Administrative Services Agreement dated January 1, 2001. Incorporated herein by reference to PEA No. 53 filed January 11, 2002.
(ii)	Form of Amendment No. 1 to Sub-Administrative Services Agreement dated February 1, 2004. Incorporated herein by reference to PEA No. 76 filed July 28, 2004.
(iii)	Amendment No. 2 to the Sub-Administrative Services Agreement dated January 1, 2007. Incorporated herein by reference to PEA No. 96 filed on June 4, 2007.
(iv)	Amendment No. 3 to the Sub-Administrative Services Agreement dated June 4, 2007. Incorporated herein by reference to PEA No. 96 filed on June 4, 2007.

(d)

Assignment and Assumption Agreement to Sub-Administrative Services Agreement dated December 31, 2005 by and between Old Mutual Fund Services, Old Mutual Capital, Inc., and SEI Investments Mutual Funds Services. Incorporated herein by reference to PEA No. 89 filed on August 21, 2006.

(e)

Fund Sub-Administration and Accounting Agreement, entered into as of November 1, 2007 with effective dates as indicated on Exhibit A thereto, by and between Old Mutual Capital, Inc. and The Bank of New York. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(f)

Executed Agency Agreement dated January 1, 1998 and Schedule A dated December 14, 2000 by and between the Registrant and DST Systems, Inc. Incorporated herein by reference to PEA No. 42 filed December 15, 2000.

(i)	Exhibit A dated October 29, 2001 to the Agency Agreement dated January 1, 1998. Incorporated herein by reference to PEA No. 53 filed January 11, 2002.
(ii)	Amendment to the Agency Agreement dated September 1, 2006. Incorporated herein by reference to PEA No. 96 filed on June 4, 2007.
(iii)	Amendment to the Agency Agreement dated June 4, 2007. Incorporated herein by reference to PEA No. 96 filed on June 4, 2007.
(iv)	Amendment to the Agency Agreement dated November 19, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.
(g)	Amended and Restated Expense Limitation Agreement between Old Mutual Capital, Inc. and the Registrant. Incorporated herein by reference to PEA No. 92 filed December 21, 2006.
(i)

Amendment dated May 9, 2007 to Schedules A through F of the Amended and Restated Expense Limitation Agreement dated December 21, 2006 between Old Mutual Capital, Inc. and the Registrant. Incorporated herein by reference to PEA No. 94 filed on May 14, 2007.

(ii)

Amended Schedules A through F of the Amended and Restated Expense Limitation Agreement dated December 21, 2006 between Old Mutual Capital, Inc. and the Registrant. Incorporated herein by reference to PEA No. 96 filed on June 4, 2007.

(h)	Expense Limitation Agreement between the Registrant, on behalf of the Old Mutual TS&W Mid-Cap Value Fund and Old Mutual Capital, Inc.

dated June 4, 2007. Incorporated herein by reference to PEA No. 96 filed on June 4, 2007.

(i)

Expense Limitation Agreement between the Registrant, on behalf of the Old Mutual Advantage Growth Fund, Old Mutual Barrow Hanley Core Bond Fund, Old Mutual Dwight High Yield Fund, Old Mutual Discover Value Fund, and Old Mutual Capital, Inc. dated November 19, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(j)

Extended Expense Limitation Agreement between the Registrant, on behalf of the Old Mutual TS&W Mid-Cap Value Fund, and Old Mutual Capital, Inc., dated June 4, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(k)

Extended Expense Limitation Agreement between the Registrant, on behalf of each Fund except the Old Mutual TS&W Mid-Cap Value Fund, the Old Mutual Advantage Growth Fund, the Old Mutual Barrow Hanley Core Bond Fund, the Old Mutual Dwight High Yield Fund, and the Old Mutual Discover Value Fund, and Old Mutual Capital, Inc. dated June 4, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(i)

Amended Schedule A, dated November 19, 2007, to Extended Expense Limitation Agreement dated June 4, 2007 between the Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(l)

Executed Shareholder Services Agreement dated January 25, 2001 by and between the Registrant and PBHG Fund Services (now known as Old Mutual Fund Services). Incorporated herein by reference to PEA No. 53 filed January 11, 2002.

(i)	Amendment to Shareholder Services Agreement dated October 18, 2007. Attached herewith as an Exhibit.
(m)

Executed Shareholder Web Services Agreement dated January 25, 2001 by and between the Registrant and PBHG Fund Services (now known as Old Mutual Fund Services). Incorporated herein by reference to PEA No. 53 filed January 11, 2002.

(n)	Service Plan for the Registrant’s Class A and Class C Shares. Incorporated herein by reference to PEA No. 63 filed on August 1, 2003.
(o)	Escrow Agreement dated January 26, 2006 between the Registrant, Old Mutual Capital, Inc. and U.S. Bank, National Association. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.
(14)	Consent of PricewaterhouseCoopers LLP. Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1 to this Registration Statement on Form N-14 filed on January 22, 2008.

(15)	Not applicable.
(16)	Trustees’ Power of Attorney. Incorporated herein by reference to PEA No. 93 filed on March 16, 2007.
(17)
(a)	Code of Ethics of Registrant. Incorporated herein by reference to PEA No. 79 filed on May 13, 2005.
(b)	Form of Proxy Card. Incorporated herein by reference to the Registration Statement on Form N-14 filed December 21, 2007.
Item 17.	Undertakings

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Denver, and State of Colorado, on the 16th day of May, 2008.

OLD MUTUAL FUNDS II
Registrant

By:	/s/ Julian F. Sluyters
Julian F. Sluyters
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date
/s/ John R. Bartholdson	*	Trustee	May 16, 2008
John R. Bartholdson

/s/ Jettie M. Edwards	*	Trustee	May 16, 2008
Jettie M. Edwards

/s/ Albert A. Miller	*	Trustee	May 16, 2008
Albert A. Miller

/s/ Leigh A. Wilson	*	Trustee	May 16, 2008
Leigh A. Wilson

/s/ Thomas M. Turpin	*	Trustee	May 16, 2008
Thomas M. Turpin

/s/ Julian F. Sluyters		President and Principal	May 16, 2008
Julian F. Sluyters		Executive Officer

/s/ Robert T. Kelly		Treasurer and Principal	May 16, 2008
Robert T. Kelly		Financial Officer

*By	/s/ Andra C. Ozols
Andra C. Ozols
Attorney-in-Fact, pursuant to a power of attorney

OLD MUTUAL FUNDS II

INDEX TO EXHIBITS

Exhibit No.:	Exhibit

11	Opinions of Ballard Spahr Andrews & Ingersoll, LLP, regarding validity of shares to be issued and related consents related to the reorganizations

12	Opinions of Ballard Spahr Andrews & Ingersoll, LLP, regarding certain tax matters and related consents related to the reorganizations